Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

18.    SUPPLEMENTAL CASH FLOW INFORMATION

	December 31, 2023	December 31, 2022
	($)	($)
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares	—	715
Shares issued in connection with Xcite acquisition	—	262
Shares issued to convert Class A shares	28,247	—